Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for using the Equity method of Accounting
At December 31, 2012, the Company had investments in the following 16 entities, which are accounted for using the equity method of accounting:

Joint Venture	Property Name	Company's Interest
CBL/T-C, LLC	CoolSprings Galleria, Oak Park Mall, West County Center and Pearland Town Center	60.3%
CBL-TRS Joint Venture, LLC	Friendly Center, The Shops at Friendly Center and a portfolio of six office buildings	50.0%
CBL-TRS Joint Venture II, LLC	Renaissance Center	50.0%
El Paso Outlet Outparcels, LLC	The Outlet Shoppes at El Paso (vacant land)	50.0%
Governor’s Square IB	Governor’s Plaza	50.0%
Governor’s Square Company	Governor’s Square	47.5%
High Pointe Commons, LP	High Pointe Commons	50.0%
High Pointe Commons II-HAP, LP	High Pointe Commons - Christmas Tree Shop	50.0%
JG Gulf Coast Town Center LLC	Gulf Coast Town Center	50.0%
Kentucky Oaks Mall Company	Kentucky Oaks Mall	50.0%
Mall of South Carolina L.P.	Coastal Grand—Myrtle Beach	50.0%
Mall of South Carolina Outparcel L.P.	Coastal Grand—Myrtle Beach (Coastal Grand Crossing and vacant land)	50.0%
Port Orange I, LLC	The Pavilion at Port Orange Phase I	50.0%
Triangle Town Member LLC	Triangle Town Center, Triangle Town Commons and Triangle Town Place	50.0%
West Melbourne I, LLC	Hammock Landing Phases I and II	50.0%
York Town Center, LP	York Town Center	50.0%

Condensed combined financial statement information - unconsolidated affiliates
Condensed combined financial statement information of these unconsolidated affiliates is as follows:

	December 31,
	2012	2011
ASSETS:
Investment in real estate assets	$2,143,187	$2,239,160
Accumulated depreciation	(492,864)	(447,121)
	1,650,323	1,792,039
Developments in progress	21,809	19,640
Net investment in real estate assets	1,672,132	1,811,679
Other assets	175,540	190,465
Total assets	$1,847,672	$2,002,144

LIABILITIES:
Mortgage and other indebtedness	1,456,622	1,478,601
Other liabilities	48,538	51,818
Total liabilities	1,505,160	1,530,419
OWNERS' EQUITY:
The Company	196,694	267,136
Other investors	145,818	204,589
Total owners' equity	342,512	471,725
Total liabilities and owners’ equity	1,847,672	2,002,144

	Year Ended December 31,
	2012	2011	2010 (1)
Revenues	$251,628	$177,222	$154,078
Depreciation and amortization	(82,534)	(58,538)	(53,951)
Other operating expenses	(76,567)	(53,417)	(48,723)
Income from operations	92,527	65,267	51,404
Interest income	1,365	1,420	1,112
Interest expense	(84,421)	(59,972)	(55,161)
Gain on sales of real estate assets	2,063	1,744	1,492
Income from discontinued operations	—	—	166
Net income (loss)	$11,534	$8,459	$(987)

(1) The results of operations of Plaza del Sol, which was sold in June 2010, have been reflected as discontinued operations.